Document and Entity Information	May 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001941365
Document Type	8-K
Document Period End Date	May 22, 2026
Entity Registrant Name	MasterBrand, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41545
Entity Tax Identification Number	88-3479920
Entity Address, Address Line One	3300 Enterprise
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	877
Local Phone Number	622-4782
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false